INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Unrecognized tax benefit	$ 0.0	$ 17.9
Non-PRC [Member]
Income Taxes [Line Items]
Net tax operating losses	$ 85.5